RECEIVABLES - Additional Information (Details) $ in Millions	9 Months Ended
	Sep. 30, 2018 USD ($) contract	Sep. 30, 2017 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Number of accounts receivable undergoing bankruptcy proceedings (in contracts) | contract	365	453
Amount of accounts receivable undergoing bankruptcy proceedings	$ 17	$ 30
NAFTA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	278	235
Pre-modification value of retail and finance lease receivable contracts	$ 9	$ 6
Post-modification value of retail and finance lease receivable contracts	$ 9	$ 5